ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Liabilities and Non Controlling interest Equity	$ (1,900)
Goodwill	34,270	$ 34,911
Assets classified as held for sale	4,129	2,489
Liabilities associated with assets classified as held for sale	(538)	$ (118)
Total
Disclosure of detailed information about business combination [line items]
Total assets	3,400
Identifiable assets acquired (liabilities assumed)	1,481
Consideration transferred, acquisition-date fair value	910
Goodwill	45
Assets classified as held for sale	270
Liabilities associated with assets classified as held for sale	(70)
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	3,231
Identifiable assets acquired (liabilities assumed)	1,374
Goodwill	0
Assets classified as held for sale	270
Liabilities associated with assets classified as held for sale	$ (70)
Cyxtera [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	29.00%
Consideration transferred, acquisition-date fair value	$ 803
Gain recognised in bargain purchase transaction	$ 571